UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Marea Capital Management LLC
Address: 444 Madison Avenue, 32nd Floor
         New York, NY  10022

13F File Number: 028-13296

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron Chan
Title:     Chief Financial Officer
Phone:     212-375-6088

Signature, Place, and Date of Signing:

      /s/ Aaron Chan     New York, NY     April 13, 2009



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:


Form13F Information Table Entry Total:     3

Form13F Information Table Value Total:     $7,419 (thousands)


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                                                     FORM 13F INFORMATION TABLE


								VALUE		SHARES/ 	SH/ 	 PUT/ 	 INVSTMT OTHER 	 		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(X$1000)	PRN AMT		PRN 	 CALL 	 DSCRETN MANAGERS 	SOLE 		SHARED 	NONE

BLOCKBUSTER INC-CL B		COM		093679207	1250		2,500,000 	SH 		 SOLE 			2,500,000 	0 	0
PROSHARES ULTRASHORT MSCI EM	COM		74347R354	205		5,000 	 	SH 		 SOLE 			5,000 		0 	0
SPDR TRUST SERIES 1		COM		78462F103	5964		75,000 	 	SH 		 SOLE 			75,000 		0 	0

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